Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 9. Related Party Transactions

Amount due from a related party

As of June 30, 2023 and December 31, 2022, the Company recorded amount due from GBuy Global Pte Ltd, a shareholder of the Company of $6,362 and $4,119, respectively, which represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

As of June 30, 2023 and December 31, 2022, the Company recorded amount due from Webuy Talent Ltd (“Webuy Talent”) of $5,036 and $nil, respectively. Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company is also the director of Webuy Talent. The balance represents expenses paid on behalf for a related party. The amounts are unsecured, non-interest bearing and due on demand.

Amount due to a related party

The transactions amount due to a related party are as of the following:

	June 30, 2023	June 30, 2022
Beginning of the years January 1	$25,336	$68,786
Advances for operation and administration expenses	-	13,724
Payments made to a director	-	(25,009)
Exchange difference	(289)	-
Periods ended June 30	$25,047	$57,501

As of June 30, 2023 and December 31, 2022, the Company recorded amount due to Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Director of the Company of $25,047 and $25,336. The balance represents business advances from a related party. The amounts are unsecured, non-interest bearing and due on demand.